THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.2%
	APPAREL & TEXTILE PRODUCTS - 1.8%
32,000	NIKE, Inc., Class B(c)	$ 2,038,720

	BANKING - 6.2%
22,000	Bank of America Corporation^	1,210,000
6,000	JPMorgan Chase & Company^	1,933,320
40,500	Truist Financial Corporation^(c)	1,993,005
20,000	US Bancorp	1,067,200
7,500	Wells Fargo & Company^	699,000
		6,902,525
	BEVERAGES - 1.3%
20,000	Coca-Cola Company^	1,398,200

	BIOTECH & PHARMA - 7.3%
18,000	Bristol-Myers Squibb Company^	970,920
1,500	Eli Lilly & Company^	1,612,020
6,500	Johnson & Johnson^	1,345,175
12,000	Merck & Company, Inc. ^	1,263,120
115,000	Pfizer, Inc.^(c)	2,863,500
		8,054,735
	CHEMICALS - 6.1%
13,000	Avery Dennison Corporation^(c)	2,364,440
10,000	CF Industries Holdings, Inc.^	773,400
95,000	Chemours Company^(c)	1,120,050
40,000	Nutrien Ltd. ^(c)	2,468,800
		6,726,690
	DIVERSIFIED INDUSTRIALS - 1.8%
10,000	Honeywell International, Inc.^	1,950,900

	ELECTRIC UTILITIES - 5.5%
33,000	Dominion Energy, Inc.^	1,933,470
20,000	Duke Energy Corporation^(c)	2,344,200
20,000	SEMPRA^(c)	1,765,800
		6,043,470

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	ENTERTAINMENT CONTENT - 1.5%
15,000	Walt Disney Company^	$ 1,706,550

	FOOD - 5.5%
48,000	General Mills, Inc. ^(c)	2,232,000
15,000	Hershey Company^(c)	2,729,700
47,000	Kraft Heinz Company(c)	1,139,750
		6,101,450
	HEALTH CARE FACILITIES & SERVICES - 1.4%
4,800	UnitedHealth Group, Inc. ^	1,584,528

	HOME CONSTRUCTION - 1.3%
14,000	Lennar Corporation, Class A	1,439,200

	HOUSEHOLD PRODUCTS - 1.9%
15,000	Procter & Gamble Company^	2,149,650

	INSURANCE - 1.0%
4,000	Travelers Companies, Inc. ^	1,160,240

	LEISURE FACILITIES & SERVICES - 3.4%
6,000	McDonald's Corporation^	1,833,780
22,500	Starbucks Corporation^(c)	1,894,725
		3,728,505
	MEDICAL EQUIPMENT & DEVICES - 1.7%
20,000	Medtronic PLC^(c)	1,921,200

	OIL & GAS PRODUCERS - 7.0%
16,500	Chevron Corporation^(c)	2,514,765
16,000	EOG Resources, Inc.	1,680,160
10,000	Expand Energy Corporation^	1,103,600
20,000	Exxon Mobil Corporation^(c)	2,406,800
		7,705,325

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
45,000	Schlumberger N.V.	$ 1,727,100

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
45,000	Weyerhaeuser Company	1,066,050

	RETAIL - CONSUMER STAPLES - 2.1%
9,000	Dollar General Corporation^	1,194,930
12,000	Target Corporation^	1,173,000
		2,367,930
	RETAIL - DISCRETIONARY - 2.8%
7,500	Home Depot, Inc. ^(c)	2,580,750
23,000	Kohl's Corporation^	469,430
		3,050,180
	SEMICONDUCTORS - 7.4%
3,400	Broadcom, Inc. ^	1,176,740
66,000	Intel Corporation*(c)	2,435,400
30,000	Microchip Technology, Inc. ^	1,911,600
16,000	QUALCOMM, Inc. ^(c)	2,736,800
		8,260,540
	SOFTWARE - 5.9%
6,000	Microsoft Corporation^	2,901,720
6,000	Oracle Corporation^	1,169,460
9,400	Salesforce, Inc. ^	2,490,154
		6,561,334
	TECHNOLOGY HARDWARE - 3.7%
4,500	Apple, Inc. ^	1,223,370
12,000	Cisco Systems, Inc. ^	924,360
80,000	Hewlett Packard Enterprise Company^	1,921,600
		4,069,330
	TECHNOLOGY SERVICES - 3.4%
7,000	Accenture plc, Class A^	1,878,100
2,500	International Business Machines Corporation^	740,525
3,200	Visa, Inc., Class A^	1,122,272
		3,740,897

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 91.2% (Continued)
	TELECOMMUNICATIONS - 4.4%
95,000	AT&T, Inc. ^(c)	$ 2,359,800
61,000	Verizon Communications, Inc.(c)	2,484,530
		4,844,330
	TOBACCO & CANNABIS - 0.8%
15,200	Altria Group, Inc.^	876,432

	TRANSPORTATION & LOGISTICS - 2.5%
28,000	United Parcel Service, Inc., Class B^(c)	2,777,320

	WHOLESALE - CONSUMER STAPLES - 0.9%
14,000	Sysco Corporation(c)	1,031,660

	TOTAL COMMON STOCKS (Cost $114,977,564)	100,984,991

	RIGHT — 0.1%
	ASSET MANAGEMENT - 0.1%
120,000	Sycamore Partners, LLC*	63,600

	TOTAL RIGHT (Cost $63,600)	63,600

	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
480,938	First American Treasury Obligations Fund, Class X, 3.65%(a),(c)	480,938
7,603,593	JPMorgan US Treasury Plus Money Market Fund, Class L, 3.61%(a)	7,603,593
	TOTAL MONEY MARKET FUNDS (Cost $8,084,531)	8,084,531

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,084,531)	8,084,531

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

					Fair Value
	TOTAL INVESTMENTS - 98.6% (Cost $123,125,695)				$ 109,133,122
	CALL OPTIONS WRITTEN - (0.6)% (Premiums received - $992,040)				(695,819)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%				2,166,004
	NET ASSETS - 100.0%				$ 110,603,307

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (0.6)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.6)%
35	Accenture plc	01/16/2026	$ 275	$ 939,050	8,820
2	Altria Group, Inc.	01/16/2026	58	11,532	170
25	Apple, Inc.	01/16/2026	270	679,650	13,750
150	AT&T, Inc.	01/16/2026	24	372,600	15,150
36	Avery Dennison Corporation	02/20/2026	185	654,768	19,440
110	Bank of America Corporation	01/16/2026	55	605,000	15,180
90	Bristol-Myers Squibb Company	01/16/2026	53	485,460	14,130
17	Broadcom, Inc.	01/16/2026	343	588,370	25,330
30	CF Industries Holdings, Inc.	01/16/2026	78	232,020	4,050
300	Chemours Company	01/16/2026	12	353,700	14,250
25	Chevron Corporation	01/16/2026	150	381,025	9,625
60	Cisco Systems, Inc.	01/16/2026	78	462,180	4,800
100	Coca-Cola Company	01/16/2026	70	699,100	8,100
45	Dollar General Corporation	01/16/2026	135	597,465	7,605
119	Dominion Energy, Inc.	01/16/2026	60	697,221	4,760
60	Duke Energy Corporation	01/16/2026	115	703,260	17,700
15	Eli Lilly & Company	01/16/2026	1,060	1,612,020	52,725
50	Expand Energy Corporation	01/16/2026	110	551,800	13,350
90	Exxon Mobil Corporation	01/16/2026	115	1,083,060	53,100
150	General Mills, Inc.	01/16/2026	48	697,500	4,050
50	Hershey Company	01/16/2026	190	909,900	4,750
400	Hewlett Packard Enterprise Company	01/16/2026	24	960,800	24,000
25	Home Depot, Inc.	01/16/2026	350	860,250	9,125
50	Honeywell International, Inc.	01/16/2026	200	975,450	6,500
12	International Business Machines Corporation	01/16/2026	300	355,452	4,980
35	Johnson & Johnson	01/16/2026	210	724,325	7,035
20	JPMorgan Chase & Company	01/16/2026	315	644,440	23,800
10	JPMorgan Chase & Company	01/16/2026	320	322,220	7,880
115	Kohl's Corporation	01/16/2026	23	234,715	2,875
30	McDonald's Corporation	01/16/2026	320	916,890	900
100	Medtronic plc	01/16/2026	98	960,600	9,300
60	Merck & Company, Inc.	01/16/2026	103	631,560	19,980
100	Microchip Technology, Inc.	01/16/2026	65	637,200	17,000
30	Microsoft Corporation	01/16/2026	485	1,450,860	21,990
150	Nutrien Ltd.	02/20/2026	63	925,800	36,000
30	Oracle Corporation	01/16/2026	195	584,730	19,890

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS* - (0.6)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.6)% (Continued)
150	Pfizer, Inc.	01/16/2026	$ 25	$ 373,500	$ 5,550
40	Procter & Gamble Company	02/20/2026	150	573,240	6,040
60	QUALCOMM, Inc.	01/16/2026	175	1,026,300	12,000
47	Salesforce, Inc.	01/16/2026	260	1,245,077	40,514
75	Sempra	01/16/2026	85	662,175	31,125
75	Starbucks Corporation	01/16/2026	89	631,575	2,850
60	Target Corporation	01/16/2026	97	586,500	19,200
20	Travelers Companies, Inc.	01/16/2026	290	580,120	9,400
100	Truist Financial Corporation	02/20/2026	53	492,100	5,200
50	United Parcel Service, Inc.	01/16/2026	101	495,950	6,050
24	UnitedHealth Group, Inc.	01/16/2026	340	792,264	9,240
16	Visa, Inc.	01/16/2026	353	561,136	6,080
75	Walt Disney Company	01/16/2026	115	853,275	10,050
35	Wells Fargo & Company	01/16/2026	93	326,200	10,430
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $992,040)				695,819

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $992,040)				$ 695,819

LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

*	Non-income producing security.
^	Security is subject written call options.
(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or portion of the security is pledged as collateral for written options.